Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated)
June 30, 2025 (Unaudited)

Investments†—98.4%	Investment Type	Acquisition Date	Cost	Fair Value
Direct Investments—95.1%
Co-Investment—61.3%
Consumer Discretionary—2.5%
Barrys PEP Co-Invest A, LP*(1)(2)(3)(4)	Limited Partnership Interest	03/31/2025	$845,639	$830,085
Consumer Staples—3.0%
Hometown Food Holdings, LLC*(1)(2)(3)(4)(5) (2,564 shares)	Limited Partnership Interest	03/28/2025	989,218	989,217
Health Care—11.2%
Apposite Healthcare Co-Investment IV L.P*(1)(2)(3)(4)	Limited Partnership Interest	02/28/2025	712,737	950,437
KL Champion Blocker PI LLC*(1)(2)(3)	Limited Partnership Interest	05/01/2024	1,272,524	1,368,936
NanoVista*(1)(2)(3)(4)	Limited Partnership Interest	04/23/2024	1,145,300	1,376,635
Industrials—11.8%
ATEX Blocker, Inc.*(1)(2)(3) (3 shares)	Common Stock	12/19/2024	1,250,000	1,505,362
BPCP NSA Holdings, Inc.*(1)(2)(3)(5)(6) (Class A, 8.00%, 572 shares)	Preferred Stock	05/15/2024	858,275	938,345
BPCP NSA Holdings, Inc.*(1)(2)(3)(5) (286 shares)	Common Stock	05/15/2024	286,091	278,886
Huracan68 S.p.A*(1)(2)(3)(5) (Class B, 33,550 shares)	Common Stock	10/01/2024	885,360	942,361
Huracan68 S.p.A*(1)(2)(3)(5)(7)(8) (Shareholder Loan, 04/03/2032)	Loan Notes	10/01/2024	221,340	235,590
Information Technology—23.9%
BCPE Pequod Investor, L.P.*(1)(2)(3)	Limited Partnership Interest	11/20/2024	923,174	1,015,751
Diamant 244. GmbH*(1)(2)(3)(5) (256 shares)	Common Stock	12/19/2024	10,877	—
Diamant 244. GmbH*(1)(2)(3)(5) (8.00%)	Preferred Stock	12/19/2024	665,087	635,524
Diamant 247. GmbH*(1)(2)(3)(5)(8) (Shareholder Loan, 8.00%, 12/31/2039)	Loan Notes	01/15/2025	223,371	264,857
Fremman 1 MM Co-investment 7 Rocket SCSp*(1)(2)(3)	Limited Partnership Interest	02/13/2024	1,076,110	1,184,898
Hooverdam Fonds Coöperatief U.A.*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/15/2025	615,008	586,020
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(5)(6)(7)(8) (Shareholder Loan, 6 shares)	Loan Notes	09/16/2024	627,200	627,200
Investcorp India Private Equity Holdings Limited*(1)(2)(3)(5)(6)(7) (6 shares)	Preferred Stock	09/16/2024	12,800	175,720
Novacap TMT VI Co-Investment (Invita), L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/08/2024	1,043,269	1,030,323
Resurgens II Co-Invest C, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	11/15/2023	657,606	829,411
Stirling Square Capital Partners Eagle Co-Investment SCSp*(1)(2)(3)(4)	Limited Partnership Interest	11/13/2023	1,012,232	1,569,874
Real Estate—1.5%
Vivana Properties SPV, LLC*(1)(2)(3)(4)(5)	Limited Partnership Interest	04/14/2025	513,000	513,000
Utilities—7.4%
Greenbelt Capital Partners Saber L.P.*(1)(2)(3)	Limited Partnership Interest	10/25/2023	1,250,000	2,451,403
			17,096,218	20,299,835
Secondary Fund—32.7%
Energy—3.8%
TRP Continuation Fund (Genox), LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	02/22/2024	1,095,745	1,257,366
Generalist—4.7%
Equip Capital SPV SCSp*(1)(2)(3)(4)(5)	Limited Partnership Interest	08/23/2024	1,272,261	1,573,518
Health Care—8.7%
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(5)(6)(7) (12 shares)	Preferred Stock	10/31/2024	24,400	626,272
Investcorp India Investments Holding Parent Limited*(1)(2)(3)(5)(6)(7)(8) (Shareholder Loan, 12 shares)	Loan Notes	10/31/2024	1,195,600	1,195,600
Ourvita Build-Up SCSp*(1)(2)(3)(4)	Limited Partnership Interest	11/16/2023	781,324	1,066,650
Industrials—7.3%
HCI Equity Partners EV I, L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	09/09/2024	1,003,173	1,064,282
VSC EV3 (Parallel) LP*(1)(2)(3)(4)(5)	Limited Partnership Interest	12/19/2023	764,549	1,362,921
Information Technology—8.2%
Chronos Capital Fund, L.P.*(1)(2)(3)(4)	Limited Partnership Interest	04/29/2024	1,137,085	1,736,721
Rivean Special Opportunity Fund II Coöperatief U.A.*(1)(2)(3)(4)(5)	Limited Partnership Interest	01/17/2025	783,602	964,496
			8,057,739	10,847,826

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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
June 30, 2025 (Unaudited)

Investments†—98.4%	Investment Type	Acquisition Date	Cost	Fair Value
Primary Fund—1.1%
Multi-Sector—1.1%
Investcorp India Growth Equity Fund III L.P.*(1)(2)(3)(4)(5)	Limited Partnership Interest	03/20/2025	$368,687	$361,905

	Interest Rate	Shares	Cost	Fair Value
Short-Term Investments—3.3%
Prime Liquidity Fund LLC(1)	4.52%(9)	1,100,000	$1,100,000	$1,100,000
Total Short-Term Investments			1,100,000	1,100,000
Total Investments (Cost $26,622,644)				$32,609,566
Other Assets and Liabilities – 1.6%				520,332
Net Assets – 100.0%				$33,129,898

*	Non-income producing.
(1)	All or a portion of this security is held through Hartford Funds SPV, LLC, a wholly-owned subsidiary of the Fund.
(2)	Investment does not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
(3)	Restricted security.
(4)	Investment has been committed to but has not been fully funded by the Fund.
(5)	Investment valued using significant unobservable inputs.
(6)	Perpetual maturity security.
(7)	No rate available.
(8)	Represents investments with principal amounts. Principal amounts are as follows:

Security Name	Principal Amount
Diamant 247. GmbH	EUR	215,742
Huracan68 S.p.A		200,000
Investcorp India Investments Holding Parent Limited		$1,195,600
Investcorp India Private Equity Holdings Limited		627,200

(9)	Current yield as of period end.

† Direct Investments are investments directly (or indirectly through special purpose vehicles) into privately held operating companies. The Fund’s Direct Investments will typically be in the form of co-investments, which involve the Fund acquiring an interest in a single operating company alongside an investment by a private equity firm. Secondary Investments entail acquiring an interest in one or more assets from private equity fund investors and/or direct equity participants through a negotiated transaction in which the private equity majority manager managing the asset remains the same. Primary Investments are made in newly established private funds during their initial fundraising.

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Hartford Schroders Private Opportunities Fund
Schedule of Investments (Consolidated) – (continued)
June 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3
Assets
Direct Investments	$14,593,080	$—	$—	$14,593,080
Short-Term Investments	1,100,000	1,100,000	—	—
Total	$15,693,080	$1,100,000	$—	$14,593,080
In accordance with Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurements (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), certain investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $16,916,486 are excluded from the fair value summary as of June 30, 2025.
	Direct Investments	Total
Beginning balance	$16,820,787	$16,820,787
Purchases	1,489,636	1,489,636
Sales	(10,665)	(10,665)
Total realized gain/(loss)	—	—
Net change in unrealized appreciation/(depreciation)	780,567	780,567
Transfers into Level 3	2,573,343	2,573,343
Transfers out of Level 3	(7,060,588)	(7,060,588)
Ending balance	$14,593,080	$14,593,080
For the period ended June 30,2025, Investments valued at $7,060,588 were excluded from the fair value hierarchy and were transferred out of Level 3 due to the availability
Investment Manager NAVs during the period and investments valued at $2,573,343 were transferred into Level 3. Transfers are reported at the beginning of the reporting period in which they occur.

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2025 was $780,567.

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Hartford Schroders Private Opportunities Fund
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Other Abbreviations:
GmbH	Gesellschaft mit beschränkter Haftung
S.p.A	Società per azioni
SCSp	Société en Commandite Spéciale

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